Average Annual Total Returns - PROFUND VP TELECOMMUNICATIONS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Select TelecommunicationsSM Index OneYear		Dow Jones U.S. Select TelecommunicationsSM Index FiveYears		Dow Jones U.S. Select TelecommunicationsSM Index TenYears
Total	3.15%	3.66%	4.98%	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	4.33%	[1]	3.74%	[1]	5.50%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.